AXS 1.25X NVDA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$59,560,310
TOTAL NET ASSETS — 100.0%	$59,560,310

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	NVIDIA Corp.	Pay	4.97% (OBFR01* -35bps)	At Maturity	7/17/2024 $	(39,398,946)	$-	$(798,124)
Clear Street	NVIDIA Corp.	Pay	4.97% (OBFR01* -35bps)	At Maturity	6/14/2024	(33,645,914)	-	(9,880,532)
TOTAL EQUITY SWAP CONTRACTS								$(10,678,656)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.